Financial Risk Management - Market Risk - Potential Impact of Changes in Interest Rates on Fixed Asset Portfolio (Details) - Debt securities - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of fixed income portfolio, no change	$ 20,561.5	$ 10,290.8
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of fixed income portfolio, 200 basis point increase	19,902.5	9,897.4
Hypothetical $ change effect on net earnings, 200 basis point increase	$ (541.1)	$ (306.2)
Hypothetical % change in fair value, 200 basis point increase	(3.20%)	(3.80%)
Fair value of fixed income portfolio, 100 basis point increase	$ 20,227.4	$ 10,090.1
Hypothetical $ change effect on net earnings, 100 basis point increase	$ (274.3)	$ (155.6)
Hypothetical % change in fair value, 100 basis point increase	(1.60%)	(2.00%)
Fair value of fixed income portfolio, no change	$ 20,561.5	$ 10,290.8
Fair value of fixed income portfolio, 100 basis point decrease	20,915.6	10,498.6
Hypothetical $ change effect on net earnings, 100 basis point decrease	$ 290.4	$ 161.3
Hypothetical % change in fair value, 100 basis point decrease	1.70%	2.00%
Fair value of fixed income portfolio, 200 basis point decrease	$ 21,282.1	$ 10,720.5
Hypothetical $ change effect on net earnings, 200 basis point decrease	$ 590.6	$ 332.0
Hypothetical % change in fair value, 200 basis point decrease	3.50%	4.20%